Financial instruments disclosures - Summary of financial instruments carried at fair value (Parenthetical) (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure Of Financial Instruments [Line Items]
Provisionally priced receivables recognised relating to sales contracts	$ 658,000,000
Transfers between Level 1 and Level 2	0	$ 0
Transfers between Level 1 and Level 2	$ 0	0
Aluminium forward contracts/options embedded in electricity purchase contracts [member] | Level 3 [member]
Disclosure Of Financial Instruments [Line Items]
Long-term embedded derivatives expiry term	Level 3 financial instruments, under IFRS 9, primarily consist of electricity purchase contracts linked to the LME with terms expiring between 2020 and 2030
Long-term embedded derivatives with fair net value	$ 135,000,000	$ (98,000,000)